Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]
The following table presents the changes in goodwill during the years ended March 31, 2018 and 2017:

	As of March 31,
	2018		2017
Opening balance, gross	Rs.	20,026	Rs.	20,122
Goodwill arising on business combinations during the year(1)		-		10
Effect of translation adjustments		193		(106)
Impairment loss(2)		(16,274)		(16,274)
Closing balance	Rs.	3,945	Rs.	3,752

(1)	Rs.10 as of March 31, 2017 represents goodwill arising from the acquisition of Imperial Credit Private Limited.

(2)
The impairment loss of Rs.16,274 includes Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:

	As of March 31,
	2018		2017
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,339		1,148
Global Generics-North America Operations		995		995
Global Generics-Branded Formulations		491		491
Others		123		121
	Rs.	3,945	Rs.	3,752